Contingencies and Commitements (Details)	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments And Contingent Liabilities Text Block Abstract
Description of claiming rights	Pop Arabia commenced a law suit against Anghami in December 2022 with an accusation of “unlicensed exploitation of musical and lyrical works”. The estimated amount is immaterial should the action be successful as they are only claiming the rights for 12 songs.